UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-4264

Name of Fund: Merrill Lynch California Insured Municipal Bond fund of Merrill
              Lynch California Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch California Insured Municipal Bond fund of Merrill Lynch California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of November 30, 2005                   (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                               Value
----------------------------------------------------------------------------------------------------------------------------------
California - 93.9%  $ 2,625  ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
                             Medical Center), 6% due 12/01/2029 (a)                                                      $   2,872
                    --------------------------------------------------------------------------------------------------------------
                      3,750  Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds
                             (Community Facility Number 1), Series A, 7% due 8/01/2019                                       3,894
                    --------------------------------------------------------------------------------------------------------------
                      3,600  Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien,
                             Series A, 5.25% due 10/01/2021 (g)                                                              3,828
                    --------------------------------------------------------------------------------------------------------------
                      4,000  Anaheim, California, Public Financing Authority, Tax Allocation Revenue Refunding Bonds,
                             RITES, 9.67% due 12/28/2018 (g)(i)                                                              4,651
                    --------------------------------------------------------------------------------------------------------------
                      2,000  Bakersfield, California, COP, Refunding (Convention Center Expansion Project), 5.875%
                             due 4/01/2022 (g)                                                                               2,083
                    --------------------------------------------------------------------------------------------------------------
                      2,935  Bay Area Government Association, California, Tax Allocation Revenue Bonds (California
                             Redevelopment Agency Pool), Series A, 5.125% due 9/01/2025 (h)                                  3,064
                    --------------------------------------------------------------------------------------------------------------
                        770  Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds
                             (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (f)                           788
                    --------------------------------------------------------------------------------------------------------------
                      9,000  California Educational Facilities Authority, Revenue Refunding Bonds, RIB, Series 413,
                             8.68% due 10/01/2026 (g)(i)                                                                     9,748
                    --------------------------------------------------------------------------------------------------------------
                      1,025  California Educational Facilities Authority, Revenue Refunding Bonds (University of the
                             Pacific), 5.875% due 11/01/2020 (g)                                                             1,125
                    --------------------------------------------------------------------------------------------------------------
                      3,000  California Health Facilities Financing Authority, Insured Health Facility Revenue
                             Refunding Bonds (Catholic Healthcare West), Series A, 6% due 7/01/2017 (g)                      3,106
                    --------------------------------------------------------------------------------------------------------------
                     10,000  California Health Facilities Financing Authority Revenue Bonds, DRIVERS, Series 181,
                             7.65% due 6/01/2022 (f)(i)                                                                     11,168
                    --------------------------------------------------------------------------------------------------------------
                      5,000  California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), RIB,
                             Series 26, 7.66% due 6/01/2022 (f)(i)                                                           5,584
                    --------------------------------------------------------------------------------------------------------------
                      2,080  California Health Facilities Financing Authority Revenue Bonds (Sutter Health),
                             Series A, 6.25% due 8/15/2035                                                                   2,311
                    --------------------------------------------------------------------------------------------------------------
                      4,500  California State Department of Water Resources, Power Supply Revenue Bonds, Series A,
                             5.75% due 5/01/2012 (e)                                                                         5,053
                    --------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch California Insured Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
RIB        Residual Interest Bonds
RITES      Residual Interest Tax-Exempt Securities
RITR       Residual Interest Trust Receipts
ROLS       Reset Option Long Securities

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of November 30, 2005                   (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                               Value
----------------------------------------------------------------------------------------------------------------------------------
                    $ 1,800  California State Public Works Board, Lease Revenue Bonds (Department of Health
                             Services), Series A, 5.625% due 11/01/2009 (e)(g)                                           $   1,961
                    --------------------------------------------------------------------------------------------------------------
                      2,500  California State Public Works Board, Lease Revenue Bonds (University of
                             California-Institution Project), Series C, 5% due 4/01/2030 (a)                                 2,588
                    --------------------------------------------------------------------------------------------------------------
                      3,000  California State Public Works Board, Lease Revenue Bonds (Various Community College
                             Projects), Series A, 5.625% due 3/01/2016 (a)                                                   3,078
                    --------------------------------------------------------------------------------------------------------------
                     10,000  California State Public Works Board, Lease Revenue Refunding Bonds (Department of
                             Corrections), Series B, 5.625% due 11/01/2019 (g)                                              10,411
                    --------------------------------------------------------------------------------------------------------------
                      1,500  California State Public Works Board, Lease Revenue Refunding Bonds (Various Community
                             College Project), Series B, 5.625% due 3/01/2019 (a)                                            1,539
                    --------------------------------------------------------------------------------------------------------------
                      6,000  California Statewide Communities Development Authority, COP, Refunding (Huntington
                             Memorial Hospital), 5.80% due 7/01/2006 (b)(e)                                                  6,209
                    --------------------------------------------------------------------------------------------------------------
                      2,475  California Statewide Communities Development Authority, Health Facility Revenue Bonds
                             (Memorial Health Services), Series A, 6% due 10/01/2023                                         2,719
                    --------------------------------------------------------------------------------------------------------------
                      1,720  Capistrano, California, Unified School District, Community Facility District, Special
                             Tax Bonds (Number 05-1 Rancho Madrina), 5.15% due 9/01/2029                                     1,721
                    --------------------------------------------------------------------------------------------------------------
                      1,200  Capistrano, California, Unified School District, Community Facility District, Special
                             Tax Bonds (Number 90-2 Talega), 6% due 9/01/2032                                                1,260
                    --------------------------------------------------------------------------------------------------------------
                      1,000  Coachella Valley, California, Unified School District, Capital Appreciation, GO
                             (Election of 2005), Series A, 5.09%* due 8/01/2030 (d)                                            287
                    --------------------------------------------------------------------------------------------------------------
                      5,585  Contra Costa County, California, Public Financing Authority, Lease Revenue Refunding
                             Bonds (Various Capital Facilities), Series A, 5.35% due 8/01/2024 (g)                           5,866
                    --------------------------------------------------------------------------------------------------------------
                      2,065  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2010 (e)                     2,420
                    --------------------------------------------------------------------------------------------------------------
                      2,230  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2011 (e)                     2,678
                    --------------------------------------------------------------------------------------------------------------
                      2,410  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2012 (e)                     2,984
                    --------------------------------------------------------------------------------------------------------------
                      2,605  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2013 (e)                     3,303
                    --------------------------------------------------------------------------------------------------------------
                      2,810  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2014 (e)                     3,631
                    --------------------------------------------------------------------------------------------------------------
                      4,500  Corona, California, Department of Water and Power, COP, 5% due 9/01/2035 (g)                    4,608
                    --------------------------------------------------------------------------------------------------------------
                      1,250  Cucamonga, California, County Water District, COP, Refunding, 5.50% due 9/01/2024 (d)           1,359
                    --------------------------------------------------------------------------------------------------------------
                      1,000  Elk Grove, California, East Franklin Community Number 1 Special Tax, Series A,
                             6% due 8/01/2007 (e)                                                                            1,076
                    --------------------------------------------------------------------------------------------------------------
                      5,000  Elk Grove, California, Finance Authority, Special Tax Revenue Refunding Bonds,
                             5% due 9/01/2036 (a)                                                                            5,112
                    --------------------------------------------------------------------------------------------------------------
                      2,400  Elk Grove, California, Unified School District, Special Tax Bonds (Community Facilities
                             District Number 1), 5% due 12/01/2035 (g)                                                       2,482
                    --------------------------------------------------------------------------------------------------------------
                      3,000  Etiwanda School District, California, Community Facilities District Number 8, Special
                             Tax, 6.25% due 9/01/2032                                                                        3,161
                    --------------------------------------------------------------------------------------------------------------
                      2,345  Eureka, California, Union School District, GO (Election of 2002), 5.059%*
                             due 8/01/2026 (g)                                                                                 852
                    --------------------------------------------------------------------------------------------------------------
                      2,545  Eureka, California, Union School District, GO (Election of 2002), 5.18%*
                             due 8/01/2029 (g)                                                                                 780
                    --------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of November 30, 2005                   (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                               Value
----------------------------------------------------------------------------------------------------------------------------------
                    $ 2,760  Eureka, California, Union School District, GO (Election of 2002), 5.259%*
                             due 8/01/2032 (g)                                                                           $     719

                    --------------------------------------------------------------------------------------------------------------
                      2,990  Eureka, California, Union School District, GO (Election of 2002), 5.27%*
                             due 8/01/2035 (g)                                                                                 665
                    --------------------------------------------------------------------------------------------------------------
                      3,620  Fremont, California, GO (Election of 2002), Series B, 5% due 8/01/2029 (d)                      3,759
                    --------------------------------------------------------------------------------------------------------------
                      2,000  Glendale, California, Unified School District, GO, Series F, 5% due 9/01/2028 (g)               2,071
                    --------------------------------------------------------------------------------------------------------------
                      2,250  Grossmont, California, Unified High School District, COP, 5.75% due 9/01/2008 (e)(f)            2,441
                    --------------------------------------------------------------------------------------------------------------
                      2,750  Hawthorne, California, School District, GO, Series A, 5.50% due 11/01/2008 (d)(e)               2,974
                    --------------------------------------------------------------------------------------------------------------
                      5,080  Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                             Facilities District Number 86-1), 5.50% due 11/01/2017 (a)                                      5,381
                    --------------------------------------------------------------------------------------------------------------
                      3,000  La Quinta, California, Financing Authority, Local Agency Tax Allocation and Revenue
                             Refunding Bonds, ROLS, Series II-R-412X, 7.101% due 9/01/2034 (a)(i)                            3,245
                    --------------------------------------------------------------------------------------------------------------
                      3,250  Long Beach, California, Community College District, GO (Election of 2002), Series B,
                             5% due 5/01/2030 (d)                                                                            3,371
                    --------------------------------------------------------------------------------------------------------------
                      4,000  Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20%
                             due 11/01/2031 (a)                                                                              4,451
                    --------------------------------------------------------------------------------------------------------------
                      1,000  Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 5.375%
                             due 11/01/2023                                                                                  1,023
                    --------------------------------------------------------------------------------------------------------------
                      7,000  Los Angeles, California, Harbor Department Revenue Bonds, RITR, AMT, Series RI-7, 9.055%
                             due 11/01/2026 (g)(i)                                                                           7,479
                    --------------------------------------------------------------------------------------------------------------
                      4,560  Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60%
                             due 10/01/2018 (c)(g)                                                                           5,554
                    --------------------------------------------------------------------------------------------------------------
                      5,400  Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                             Series A-A-1, 5.25% due 7/01/2020 (f)                                                           5,731
                    --------------------------------------------------------------------------------------------------------------
                      4,000  Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                             Series A-A-2, 5.375% due 7/01/2021 (g)                                                          4,272
                    --------------------------------------------------------------------------------------------------------------
                      4,000  Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                             Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)                4,138
                    --------------------------------------------------------------------------------------------------------------
                      5,000  Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                             Refunding Bonds (Capital Projects - District Number 14), Sub-Series B,
                             5% due 10/01/2029 (d)                                                                           5,205
                    --------------------------------------------------------------------------------------------------------------
                      2,500  Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                             Refunding Bonds (Capital Projects - District Number 14), Sub-Series B,
                             5% due 10/01/2030 (d)                                                                           2,596
                    --------------------------------------------------------------------------------------------------------------
                      1,195  Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                             Refunding Bonds (Capital Projects - District Number 14), Sub-Series B,
                             5% due 10/01/2034 (d)                                                                           1,236
                    --------------------------------------------------------------------------------------------------------------
                      4,275  Los Gatos, California, Unified School District, GO (Election of 2001), Series C,
                             5% due 8/01/2030 (d)                                                                            4,444
                    --------------------------------------------------------------------------------------------------------------
                      2,000  Los Rios, California, Community College District, GO (Election of 2002), Series B,
                             5% due 8/01/2027 (g)                                                                            2,077
                    --------------------------------------------------------------------------------------------------------------
                      2,220  Madera, California, Unified School District, GO (Election 2002), 5% due 8/01/2028 (f)           2,290
                    --------------------------------------------------------------------------------------------------------------
                      2,780  Morgan Hill, California, Unified School District, GO, 5.25% due 8/01/2019 (d)                   3,003
                    --------------------------------------------------------------------------------------------------------------
                        700  Murrieta, California, Community Facilities District, Special Tax Bonds (Number 04-1
                             Bremerton), 5.625% due 9/01/2034                                                                  723
                    --------------------------------------------------------------------------------------------------------------
                      2,405  Oak Valley, California, Hospital District, GO (Election of 2004), 5% due 7/01/2031 (d)          2,460
                    --------------------------------------------------------------------------------------------------------------
                      4,000  Oakland, California, Alameda County Unified School District, GO (Election of 2000),
                             5% due 8/01/2027 (g)                                                                            4,162
                    --------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of November 30, 2005                   (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                               Value
----------------------------------------------------------------------------------------------------------------------------------
                    $ 3,000  Orange County, California, Community Facilities District, Special Tax Bonds (Number 04-1
                             Ladera Ranch), Series A, 5.15% due 8/15/2029                                                $   3,001
                    --------------------------------------------------------------------------------------------------------------
                      2,000  Orange County, California, Sanitation District, COP, 5.25% due 2/01/2028 (d)                    2,100
                    --------------------------------------------------------------------------------------------------------------
                      1,025  Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds
                             (Project Area Number 1), 5.45% due 4/01/2018 (g)                                                1,072
                    --------------------------------------------------------------------------------------------------------------
                      1,500  Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention
                             Center Project), Series A, 5.50% due 11/01/2029 (g)                                             1,645
                    --------------------------------------------------------------------------------------------------------------
                      5,485  Peralta, California, Community College District, GO (Election of 2000), Series C,
                             5% due 8/01/2029 (g)                                                                            5,696
                    --------------------------------------------------------------------------------------------------------------
                      1,000  Petaluma, California, Community Development Commission Tax Allocation Bonds (Petaluma
                             Community Development Project), Series A, 5.75% due 5/01/2008 (e)(g)                            1,068
                    --------------------------------------------------------------------------------------------------------------
                      1,000  Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.60%
                             due 11/01/2019 (g)                                                                              1,062
                    --------------------------------------------------------------------------------------------------------------
                      6,355  Port of Oakland, California, RIB, AMT, Series 1192, 7.44% due 11/01/2027 (d)(i)                 6,985
                    --------------------------------------------------------------------------------------------------------------
                      8,295  Port of Oakland, California, RITR, AMT, Class R, Series 5, 8.178% due 11/01/2012 (d)(i)         9,444
                    --------------------------------------------------------------------------------------------------------------
                      1,750  Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding
                             Bonds (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (g)                    1,962
                    --------------------------------------------------------------------------------------------------------------
                      2,320  Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                             (Redevelopment Projects), 5.75% due 12/01/2009 (a)(e)                                           2,569
                    --------------------------------------------------------------------------------------------------------------
                      1,545  Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                             (Redevelopment Projects), 5.75% due 12/01/2022 (a)                                              1,698
                    --------------------------------------------------------------------------------------------------------------
                      8,000  Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                             Series L, 5.125% due 7/01/2022 (g)                                                              8,342
                    --------------------------------------------------------------------------------------------------------------
                     10,000  Sacramento County, California, Airport System Revenue Refunding Bonds, Sub-Series B,
                             5% due 7/01/2026 (d)                                                                           10,326
                    --------------------------------------------------------------------------------------------------------------
                      1,820  Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (f)                1,890
                    --------------------------------------------------------------------------------------------------------------
                      3,500  Saddleback Valley, California, Unified School District, Public Financing Authority,
                             Special Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (f)                          3,577
                    --------------------------------------------------------------------------------------------------------------
                      2,000  San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                             (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (g)                        2,043
                    --------------------------------------------------------------------------------------------------------------
                      4,000  San Bernardino County, California, COP, Refunding (Medical Center Financing Project),
                             5.50% due 8/01/2019 (g)                                                                         4,047
                    --------------------------------------------------------------------------------------------------------------
                      2,000  San Buenaventura, California, Wastewater Revenue Refunding Bonds, COP,
                             5% due 3/01/2029 (g)                                                                            2,056
                    --------------------------------------------------------------------------------------------------------------
                     10,000  San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net
                             System Revenue Bonds, 5% due 8/01/2021 (d)                                                     10,428
                    --------------------------------------------------------------------------------------------------------------
                      1,665  San Diego, California, Community College District, GO (Election of 2002),
                             5% due 5/01/2030 (f)                                                                            1,730
                    --------------------------------------------------------------------------------------------------------------
                      4,450  San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                             Series A, 5.25% due 5/15/2027 (d)                                                               4,593
                    --------------------------------------------------------------------------------------------------------------
                      6,175  San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                             Series B, 5.25% due 5/15/2027 (d)                                                               6,374
                    --------------------------------------------------------------------------------------------------------------
                      4,235  San Diego, California, Unified School District, GO (Election of 1998), Series F,
                             5% due 7/01/2029 (f)                                                                            4,396
                    --------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of November 30, 2005                   (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                               Value
----------------------------------------------------------------------------------------------------------------------------------
                    $ 7,350  San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A,
                             5% due 5/01/2030 (f)                                                                        $   7,595
                    --------------------------------------------------------------------------------------------------------------
                      4,000  San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A,
                             5% due 5/01/2031 (f)                                                                            4,127
                    --------------------------------------------------------------------------------------------------------------
                      6,270  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding
                             Bonds, Series A, 5% due 7/01/2030 (g)                                                           6,517
                    --------------------------------------------------------------------------------------------------------------
                      1,250  San Francisco, California, City and County Airport Commission, International Airport,
                             Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A,
                             6.10% due 1/01/2020 (f)                                                                         1,329
                    --------------------------------------------------------------------------------------------------------------
                      4,000  San Francisco, California, State Building Authority, Lease Revenue Bonds
                             (San Francisco Civic Center Complex), Series A, 5.25% due 12/01/2021 (a)                        4,149
                    --------------------------------------------------------------------------------------------------------------
                      5,790  San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue
                             Refunding Bonds, Series A, 5.375% due 1/15/2029 (g)                                             6,012
                    --------------------------------------------------------------------------------------------------------------
                      1,420  San Jose-Evergreen, California, Community College District, GO, Series B, 5.50%
                             due 9/01/2021 (d)                                                                               1,535
                    --------------------------------------------------------------------------------------------------------------
                      3,740  San Juan, California, Unified School District, GO, 5.625% due 8/01/2017 (d)                     4,089
                    --------------------------------------------------------------------------------------------------------------
                      3,000  San Juan, California, Unified School District, GO, 5.70% due 8/01/2019 (f)                      3,281
                    --------------------------------------------------------------------------------------------------------------
                      4,345  San Juan, California, Unified School District, GO, 5.625% due 8/01/2020 (d)                     4,738
                    --------------------------------------------------------------------------------------------------------------
                      3,500  San Juan, California, Unified School District, GO (Election of 2002),
                             5% due 8/01/2028 (g)                                                                            3,624
                    --------------------------------------------------------------------------------------------------------------
                      1,000  San Mateo County, California, Community College District, COP, 5% due 10/01/2029 (g)            1,029
                    --------------------------------------------------------------------------------------------------------------
                      2,240  San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding Bonds
                             (Capital Projects), Series A, 5.125% due 7/15/2028 (f)                                          2,337
                    --------------------------------------------------------------------------------------------------------------
                      1,650  Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                             Facilities District Number 99), Series 1, 6.20% due 9/01/2020                                   1,757
                    --------------------------------------------------------------------------------------------------------------
                      4,000  Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                             Recovery Redevelopment Project), 6% due 7/01/2029 (a)                                           4,341
                    --------------------------------------------------------------------------------------------------------------
                      1,000  Santa Rosa, California, High School District, GO, 5.70% due 5/01/2021 (f)                       1,061
                    --------------------------------------------------------------------------------------------------------------
                      1,000  Santa Rosa, California, High School District, GO (Election of 2002),
                             5% due 8/01/2028 (g)                                                                            1,035
                    --------------------------------------------------------------------------------------------------------------
                      6,700  Sonoma County, California, Junior College District, GO (Election 2002), Refunding,
                             Series B, 5% due 8/01/2028 (f)                                                                  6,987
                    --------------------------------------------------------------------------------------------------------------
                      1,400  Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System
                             Capital Improvement Projects), Series A, 5% due 10/01/2031 (g)                                  1,454
                    --------------------------------------------------------------------------------------------------------------
                      4,590  Sweetwater, California, Union High School District, Public Financing Authority, Special
                             Tax Revenue Bonds, Series A, 5% due 9/01/2026 (f)                                               4,751
                    --------------------------------------------------------------------------------------------------------------
                      2,500  Sweetwater, California, Union High School District, Public Financing Authority, Special
                             Tax Revenue Bonds, Series A, 5% due 9/01/2027 (f)                                               2,580
                    --------------------------------------------------------------------------------------------------------------
                      1,255  Temecula Valley, California, Unified School District, Community Facilities District,
                             Special Tax Bonds (Number 02-1), 5.125% due 9/01/2030                                           1,255
                    --------------------------------------------------------------------------------------------------------------
                      1,905  Temecula Valley, California, Unified School District, Community Facilities District,
                             Special Tax Bonds (Number 02-1), 5.125% due 9/01/2035                                           1,898
                    --------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of November 30, 2005                   (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                               Value
----------------------------------------------------------------------------------------------------------------------------------
                    $ 1,650  Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A,
                             5% due 9/15/2026 (d)                                                                        $   1,713
                    --------------------------------------------------------------------------------------------------------------
                      5,500  University of California, Hospital Revenue Refunding Bonds (UCLA Medical Center),
                             Series B, 5.50% due 5/15/2021 (a)                                                               6,000
                    --------------------------------------------------------------------------------------------------------------
                      1,775  Vacaville, California, Unified School District, GO (Election of 2001), Refunding,
                             5% due 8/01/2022 (g)                                                                            1,877
                    --------------------------------------------------------------------------------------------------------------
                      4,215  Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025 (f)               4,477
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 4.3%    9,750  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                             Appreciation Revenue Bonds, Series A, 4.66%* due 7/01/2033 (d)                                  2,521
                    --------------------------------------------------------------------------------------------------------------
                      9,750  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                             Appreciation Revenue Bonds, Series A, 4.77%* due 7/01/2043 (a)                                  1,499
                    --------------------------------------------------------------------------------------------------------------
                      6,790  Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (e)(g)                    7,411
                    --------------------------------------------------------------------------------------------------------------
                      6,610  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (g)            7,169
----------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds  (Cost - $404,466) - 98.2%                                              425,082
----------------------------------------------------------------------------------------------------------------------------------

                     Shares
                       Held  Mutual Funds
----------------------------------------------------------------------------------------------------------------------------------
                         68  BlackRock California Insured Municipal 2008 Term Trust, Inc.                                    1,047
----------------------------------------------------------------------------------------------------------------------------------
                             Total Mutual Funds  (Cost - $1,156) - 0.2%                                                      1,047
----------------------------------------------------------------------------------------------------------------------------------

                             Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                        655  CMA California Municipal Money Fund (j)                                                           655
----------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities  (Cost - $655) - 0.2%                                                 655
----------------------------------------------------------------------------------------------------------------------------------
                             Total Investments  (Cost - $406,277**) - 98.6%                                                426,784

                             Other Assets Less Liabilities - 1.4%                                                            6,261
                                                                                                                         ---------
                             Net Assets - 100.0%                                                                         $ 433,045
                                                                                                                         =========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 406,277
                                                                      =========
      Gross unrealized appreciation                                   $  22,034
      Gross unrealized depreciation                                      (1,527)
                                                                      ---------
      Net unrealized appreciation                                     $  20,507
                                                                      =========

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of November 30, 2005                   (in Thousands)

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   Prerefunded.
(f)   FSA Insured.
(g)   MBIA Insured.
(h)   XL Capital Insured.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                           Activity        Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund                 (6,768)        $   31
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch California Insured Municipal Bond fund of Merrill Lynch California Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch California Insured Municipal Bond fund of
    Merrill Lynch California Municipal Series Trust

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch California Insured Municipal Bond fund of
    Merrill Lynch California Municipal Series Trust

Date: January 25, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch California Insured Municipal Bond fund of
    Merrill Lynch California Municipal Series Trust

Date: January 25, 2006